Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Number Of Shares Used In The Earnings Per Share
	2022	2021	2020
	ARS 000	ARS 000	ARS 000

Income (loss) attributable to equity holders of the parent	19,040,491	(1,445,514)	20,263,905

Weighted average number of ordinary shares	1,505,044,626	1,505,170,408	1,505,170,408